November 29, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:               RiverSource Equity Series, Inc.
                           RiverSource Mid Cap Growth Fund

                  Post-Effective Amendment No. 102
                  File No. 2-13188/811-772

                  Accession Number: 0001068800-06-001447

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 102 (Amendment). This Amendment was filed electronically on November 17, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.